UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus MidCap Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/08

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2008 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Consumer Discretionary--11.8%
99 Cents Only Stores	94,895 a,b	634,848
Advance Auto Parts	193,250	7,940,642
Aeropostale	135,727 a,b	4,377,196
American Eagle Outfitters	417,550	5,845,700
American Greetings, Cl. A	98,695 a	1,462,660
AnnTaylor Stores	119,740 a,b	2,700,137
ArvinMeritor	149,438 a	2,063,739
Barnes & Noble	91,690 a	2,169,385
Belo, Cl. A	177,839	1,207,527
Blyth	48,250 a	702,037
Bob Evans Farms	62,694 a	1,795,556
Borders Group	122,745 a	601,450
BorgWarner	235,570 a	9,498,182
Boyd Gaming	113,550 a	1,133,229
Brinker International	205,449	3,778,207
Callaway Golf	134,095 a	1,700,325
Career Education	181,700 a,b	3,332,378
Carmax	443,530 a,b	5,943,302
Charming Shoppes	228,200 a,b	1,243,690
Cheesecake Factory	136,025 a,b	1,915,232
Chico's FAS	356,310 a,b	1,984,647
Chipotle Mexican Grill, Cl. A	66,900 a,b	4,582,650
Coldwater Creek	121,200 a,b	790,224
Collective Brands	129,690 a,b	1,670,407
Corinthian Colleges	172,100 a,b	2,710,575
Corrections Corp. of America	253,600 b	7,108,408
DeVry	121,495	6,902,131
Dick's Sporting Goods	169,500 a,b	2,974,725
Dollar Tree	182,150 b	6,830,625
DreamWorks Animation SKG, Cl. A	161,500 b	4,796,550
Entercom Communications, Cl. A	53,985 a	330,928
Foot Locker	313,990	4,728,689
Furniture Brands International	99,085 a	1,176,139
Gentex	289,700 a	4,478,762
Guess?	111,800 a	3,540,706
Hanesbrands	190,800 a,b	4,090,752
Harte-Hanks	86,880 a	1,078,181
Hovnanian Enterprises, Cl. A	91,840 a,b	645,635
International Speedway, Cl. A	60,550	2,227,634
ITT Educational Services	58,300 a,b	5,164,214
John Wiley & Sons, Cl. A	91,200 a	4,135,008
Lamar Advertising, Cl. A	157,400 a,b	5,978,052
Lear	156,845 a,b	2,260,136
Lee Enterprises	79,650 a	240,543
Life Time Fitness	69,000 a,b	2,055,510
Marvel Entertainment	99,100 a,b	3,438,770
Matthews International, Cl. A	63,300 a	3,159,303
MDC Holdings	71,500 a	2,968,680
Media General, Cl. A	46,400 a	588,352
Modine Manufacturing	64,870 a	1,131,333
Mohawk Industries	112,440 a,b	6,630,587
NetFlix	91,400 a,b	2,823,346

NVR	10,750 a,b	5,937,440
O'Reilly Automotive	272,500 a,b	6,959,650
Pacific Sunwear of California	139,900 a,b	1,218,529
PetSmart	258,300 a	5,865,993
Phillips-Van Heusen	104,100	3,685,140
Regis	87,200	2,440,728
Rent-A-Center	134,900 a,b	2,859,880
Ross Stores	269,400	10,226,424
Ryland Group	86,000 a	1,770,740
Saks	291,270 a,b	2,968,041
Scholastic	52,850 a	1,363,002
Scientific Games, Cl. A	131,500 a,b	3,989,710
Service Corporation International	529,700 a	5,069,229
Sotheby's	136,627 a	3,790,033
Strayer Education	28,800 a	6,413,760
Thor Industries	69,585 a	1,365,258
Timberland, Cl. A	97,850 a,b	1,403,169
Toll Brothers	260,790 a,b	5,239,271
Tupperware Brands	125,740 a	4,903,860
Under Armour, Cl. A	73,300 a,b	2,136,695
Urban Outfitters	230,500 a,b	7,608,805
Valassis Communications	97,130 a,b	856,687
Warnaco Group	92,300 a,b	3,871,985
Williams-Sonoma	177,725 a	3,099,524
		258,311,177
Consumer Staples--3.0%
Alberto-Culver	175,600 a	4,711,348
BJ's Wholesale Club	121,854 a,b	4,573,181
Church & Dwight	134,814 a	7,397,244
Corn Products International	150,400	6,995,104
Energizer Holdings	116,650 a,b	8,321,811
Hansen Natural	123,600 a,b	2,825,496
Hormel Foods	145,935	5,278,469
J.M. Smucker	112,788	5,497,287
Lancaster Colony	41,949 a	1,363,762
NBTY	105,000 b	3,621,450
PepsiAmericas	119,135	2,819,925
Ruddick	75,180 a	2,327,573
Smithfield Foods	237,220 a,b	5,095,486
Tootsie Roll Industries	54,768 a	1,432,183
Universal	54,766 a	2,827,021
		65,087,340
Energy--9.1%
Arch Coal	292,400	16,465,044
Bill Barrett	68,500 a,b	2,818,090
Cimarex Energy	168,100 a	8,759,691
Denbury Resources	499,000 b	14,041,860
Encore Acquisition	108,100 a,b	6,688,147
Exterran Holdings	133,177 a,b	7,516,510
FMC Technologies	259,802 a,b	16,050,568
Forest Oil	180,035 a,b	10,267,396
Frontier Oil	210,900	3,848,925
Helix Energy Solutions Group	186,000 a,b	5,938,980
Helmerich & Payne	211,670	12,516,047
Newfield Exploration	267,270 b	13,090,885
Overseas Shipholding Group	54,345 a	4,279,669
Patriot Coal	64,100 a,b	8,086,215
Patterson-UTI Energy	313,300	8,903,986
Pioneer Natural Resources	242,525 a	14,418,111

Plains Exploration & Production	218,051 b	12,204,314
Pride International	340,335 b	13,191,385
Quicksilver Resources	209,100 a,b	5,470,056
Superior Energy Services	163,800 a,b	7,769,034
Tidewater	104,390 a	6,257,137
		198,582,050
Financial--15.2%
Affiliated Managers Group	83,000 a,b	7,171,200
Alexandria Real Estate Equities	65,100 a	6,722,226
AMB Property	198,750 a	9,730,800
American Financial Group	143,681	4,162,439
AmeriCredit	233,745 a,b	2,049,944
Apollo Investment	288,500 a	4,595,805
Arthur J. Gallagher & Co.	188,255 a	4,787,325
Associated Banc-Corp	258,393 a	4,312,579
Astoria Financial	165,675	3,706,150
Bank of Hawaii	97,255 a	4,900,679
BRE Properties, Cl. A	103,500 a	5,059,080
Brown & Brown	231,280	4,063,590
Camden Property Trust	107,800 a	5,301,604
Cathay General Bancorp	99,900 a	1,592,406
City National	81,687 a	4,013,282
Colonial BancGroup	409,475 a	2,727,103
Commerce Bancshares	127,000 a	5,541,010
Cousins Properties	74,700 a	1,641,159
Cullen/Frost Bankers	119,230 a	6,288,190
Duke Realty	297,600 a	7,359,648
Eaton Vance	234,890 a	8,723,815
Equity One	74,700 a	1,442,457
Everest Re Group	125,585	10,272,853
Federal Realty Investment Trust	119,300 a	8,662,373
Fidelity National Financial, Cl. A	433,970 a	5,797,839
First American	187,705 a	4,730,166
First Niagara Financial Group	222,500 a	3,112,775
FirstMerit	164,050 a	3,228,504
Hanover Insurance Group	104,285	4,475,912
HCC Insurance Holdings	224,210	5,078,356
Health Care REIT	182,200 a	9,086,314
Highwoods Properties	116,230 a	4,242,395
Horace Mann Educators	82,200	1,139,292
Hospitality Properties Trust	190,540 a	4,058,502
Jefferies Group	241,160 a	4,579,628
Jones Lang LaSalle	64,600 a	3,077,544
Liberty Property Trust	188,050 a	6,845,020
Macerich	151,600 a	8,388,028
Mack-Cali Realty	133,285	5,115,478
Mercury General	72,200 a	3,646,822
Nationwide Health Properties	195,500 a	7,255,005
New York Community Bancorp	691,419	11,491,384
Old Republic International	467,612 a	4,909,926
PacWest Bancorp	49,400 a	919,828
Philadelphia Consolidated Holding	117,200 b	6,850,340
PMI Group	162,060 a	406,771
Potlatch	79,883 a	3,720,151
Protective Life	141,645 a	5,093,554
Raymond James Financial	191,592 a	5,537,009
Rayonier	159,073 a	7,431,891
Realty Income	205,500 a	5,176,545
Regency Centers	141,900	8,443,050

SEI Investments	254,400	5,858,832
StanCorp Financial Group	99,300	4,904,427
SVB Financial Group	64,925 a,b	3,739,031
Synovus Financial	669,600 a	6,367,896
TCF Financial	220,690 a	2,813,798
UDR	260,120 a	6,643,465
Unitrin	101,890 a	2,811,145
W.R. Berkley	300,750	7,103,715
Waddell & Reed Financial, Cl. A	175,850	5,873,390
Washington Federal	178,118 a	3,312,995
Webster Financial	106,130 a	2,107,742
Weingarten Realty Investors	151,600 a	4,622,284
Westamerica Bancorporation	58,900 a	3,062,800
Wilmington Trust	136,540 a	3,218,248
		331,105,514
Health Care--10.5%
Advanced Medical Optics	123,376 a,b	2,141,807
Affymetrix	140,200 a,b	1,104,776
Apria Healthcare Group	88,600 a,b	1,702,006
Beckman Coulter	127,564	9,227,980
Cephalon	137,400 a,b	10,052,184
Cerner	135,700 a,b	6,060,362
Charles River Laboratories
International	138,200 a,b	9,184,772
Community Health Systems	195,215 b	6,438,191
Covance	127,490 a,b	11,703,582
Dentsply International	301,900	12,151,475
Edwards Lifesciences	111,285 a,b	6,975,344
Endo Pharmaceuticals Holdings	243,900 b	5,646,285
Gen-Probe	109,500 b	5,838,540
Health Management Associates, Cl.
A	493,500 a,b	3,035,025
Health Net	217,640 b	6,085,214
Henry Schein	183,100 a,b	9,806,836
Hill-Rom Holdings	126,500 a	3,553,385
Hologic	518,984 a,b	9,585,634
IDEXX Laboratories	122,300 a,b	6,543,050
Invitrogen	181,500 a,b	8,049,525
Kindred Healthcare	60,900 a,b	1,642,473
Kinetic Concepts	110,100 a,b	3,847,995
LifePoint Hospitals	110,000 a,b	3,149,300
Lincare Holdings	148,450 b	4,783,059
Medicis Pharmaceutical, Cl. A	114,500 a	2,102,220
Omnicare	246,765 a	7,264,762
Par Pharmaceutical Cos.	69,900 a,b	1,209,270
PDL BioPharma	242,050	2,703,698
Perrigo	157,500 a	5,548,725
Pharmaceutical Product Development	213,600	8,146,704
Psychiatric Solutions	112,400 a,b	3,936,248
Resmed	156,700 a,b	5,926,394
Sepracor	218,600 a,b	3,821,128
STERIS	118,745 a	4,057,517
Techne	78,400 b	6,234,368
Universal Health Services, Cl. B	103,135 a	6,252,044
Valeant Pharmaceuticals
International	181,150 a,b	3,101,288
Varian	59,900 a,b	2,959,060
VCA Antech	171,100 a,b	4,985,854
Vertex Pharmaceuticals	285,150 b	9,837,675

WellCare Health Plans	84,600 a,b	3,327,318
		229,723,073
Industrial--16.6%
AGCO	186,105 a,b	11,138,384
AirTran Holdings	230,950 a,b	674,374
Alaska Air Group	73,237 a,b	1,309,478
Alexander & Baldwin	83,837	3,637,687
Alliant Techsystems	66,800 a,b	6,612,532
AMETEK	216,476	10,360,541
Avis Budget Group	205,110 b	1,251,171
BE Aerospace	200,900 b	5,159,112
Brink's	96,135	6,629,470
Carlisle Cos.	123,764 a	3,785,941
ChoicePoint	138,971 b	6,649,762
Con-way	92,485 a	4,676,042
Copart	137,900 a,b	6,048,294
Corporate Executive Board	69,200 a	2,593,616
Crane	102,900	3,652,950
Deluxe	104,000 a	1,487,200
Donaldson	142,166 a	6,413,108
DRS Technologies	84,000	6,619,200
Dun & Bradstreet	113,240	10,943,514
Dycom Industries	81,400 b	1,291,818
Fastenal	254,100 a	12,415,326
Federal Signal	97,363 a	1,399,106
Flowserve	116,850	15,580,779
GATX	93,096 a	4,233,075
Graco	122,845 a	4,450,674
Granite Construction	65,187 a	2,061,865
Harsco	170,892	9,245,257
Herman Miller	113,850 a	2,976,039
HNI	89,952 a	1,947,461
Hubbell, Cl. B	113,665 a	4,792,116
IDEX	167,000	6,317,610
JB Hunt Transport Services	174,600 a	6,456,708
JetBlue Airways	370,825 a,b	1,954,248
Joy Global	219,600	15,859,512
Kansas City Southern	157,900 a,b	8,684,500
KBR	344,400	9,815,400
Kelly Services, Cl. A	45,185 a	831,856
Kennametal	155,800	4,636,608
Korn/Ferry International	93,800 a,b	1,641,500
Lincoln Electric Holdings	86,700	6,966,345
Manpower	161,055	7,730,640
Mine Safety Appliances	59,200 a	1,955,968
MPS Group	191,315 a,b	2,203,949
MSC Industrial Direct, Cl. A	92,400 a	4,407,480
Navigant Consulting	92,400 a,b	1,707,552
Nordson	68,386 a	4,832,155
Oshkosh	151,200 a	2,727,648
Pentair	201,040 a	6,960,005
Quanta Services	349,680 a,b	10,798,118
Republic Services	317,367	10,314,428
Rollins	85,634 a	1,462,629
Roper Industries	181,400 a	11,098,052
Shaw Group	168,200 b	9,721,960
SPX	108,295	13,729,640
Stericycle	174,900 a,b	10,450,275
Teleflex	80,375	4,928,595

Thomas & Betts	103,740 b	4,292,761
Timken	194,800	6,432,296
Trinity Industries	164,251 a	6,182,408
United Rentals	107,060 a,b	1,732,231
URS	171,200 b	7,176,704
Wabtec	98,200 a	5,450,100
Werner Enterprises	90,050 a	2,144,091
YRC Worldwide	115,800 a,b	1,957,020
		363,596,884
Information Technology--13.8%
3Com	817,900 a,b	1,537,652
ACI Worldwide	69,750 a,b	1,364,310
Acxiom	138,200	1,774,488
ADC Telecommunications	238,800 b	2,259,048
ADTRAN	114,600 a	2,562,456
Advent Software	36,850 a,b	1,604,449
Alliance Data Systems	160,850 b	10,318,527
Amphenol, Cl. A	355,700 a	16,956,219
ANSYS	179,000 b	8,212,520
Arrow Electronics	248,982 b	8,022,200
Atmel	903,800 b	3,190,414
Avnet	305,083 b	8,316,563
Avocent	90,750 a,b	2,158,035
Broadridge Financial Solutions	284,100	5,880,870
Cadence Design Systems	523,090 b	3,865,635
CommScope	141,694 a,b	6,318,135
Cree	181,900 a,b	3,528,860
Cypress Semiconductor	305,443 a,b	8,323,322
Diebold	133,496	4,936,682
Digital River	75,100 a,b	2,995,739
DST Systems	92,950 a,b	5,616,968
F5 Networks	166,100 a,b	4,841,815
Fair Isaac	98,595 a	2,194,725
Fairchild Semiconductor
International	252,675 b	3,070,001
FLIR Systems	278,400 a,b	11,342,016
Foundry Networks	295,900 a,b	5,160,496
Gartner	126,630 a,b	3,084,707
Global Payments	161,400	7,148,406
Harris	273,280	13,158,432
Imation	63,400 a	1,208,404
Ingram Micro, Cl. A	290,200 b	5,348,386
Integrated Device Technology	347,460 b	3,481,549
International Rectifier	147,090 a,b	2,482,879
Intersil, Cl. A	251,100 a	6,059,043
Jack Henry & Associates	156,150 a	3,371,278
Kemet	170,350 a,b	231,676
Lam Research	253,550 a,b	8,339,259
Lender Processing Services	174,200 b	5,809,570
Macrovision Solutions	168,700 a,b	2,564,240
McAfee	326,505 b	10,693,039
Mentor Graphics	184,359 a,b	2,558,903
Metavante Technologies	181,900 b	4,049,094
National Instruments	114,400 a	3,895,320
NCR	339,800 b	9,127,028
NeuStar, Cl. A	157,300 a,b	3,300,154
Palm	216,200 a	1,422,596
Parametric Technology	233,600 a,b	4,524,832
Plantronics	98,850 a	2,406,998

Polycom	177,600 a,b	4,191,360
RF Micro Devices	532,100 a,b	1,739,967
Semtech	125,400 a,b	1,827,078
Silicon Laboratories	98,800 b	3,231,748
SRA International, Cl. A	86,300 a,b	1,894,285
Sybase	160,860 a,b	5,406,505
Synopsys	289,500 b	6,953,790
Tech Data	107,300 b	3,741,551
Trimble Navigation	245,800 b	8,160,560
ValueClick	193,100 a,b	2,297,890
Vishay Intertechnology	378,049 b	3,391,100
Western Digital	449,100 a,b	12,929,589
Wind River Systems	137,450 a,b	1,612,289
Zebra Technologies, Cl. A	131,895 a,b	4,063,685
		302,059,335
Materials--8.3%
Airgas	167,995	9,622,754
Albemarle	154,000	5,995,220
AptarGroup	138,000	5,340,600
Cabot	130,740 a	3,507,754
Carpenter Technology	97,000	3,753,900
CF Industries Holdings	98,400	16,084,464
Chemtura	491,303	3,203,296
Cleveland-Cliffs	213,100	23,102,171
Commercial Metals	231,500	6,910,275
Cytec Industries	85,000	4,595,100
Ferro	88,649	1,929,002
FMC	151,800	11,289,366
Louisiana-Pacific	208,500 a	1,763,910
Lubrizol	138,188	6,881,762
Martin Marietta Materials	83,880 a	8,804,884
Minerals Technologies	38,350 a	2,473,958
Olin	151,585 a	4,508,138
Packaging Corp. of America	185,315	4,729,239
Reliance Steel & Aluminum	128,700	8,128,692
RPM International	247,383	5,071,352
Scotts Miracle-Gro, Cl. A	90,300 a	1,759,044
Sensient Technologies	97,478 a	3,033,515
Sonoco Products	201,883	6,585,423
Steel Dynamics	383,200	12,139,776
Temple-Inland	215,500	3,501,875
Terra Industries	185,400 a	10,011,600
Valspar	201,760 a	4,372,139
Worthington Industries	130,300 a	2,311,522
		181,410,731
Telecommunication Services--.5%
Cincinnati Bell	492,850 a,b	1,922,115
Telephone & Data Systems	215,935	9,155,644
		11,077,759
Utilities--7.6%
AGL Resources	155,202	5,363,781
Alliant Energy	224,049	7,221,099
Aqua America	271,123 a	4,297,300
Black Hills	77,892 a	2,513,575
DPL	230,430 a	5,848,313
Energen	145,400	8,753,080
Energy East	321,166 a	8,025,938
Equitable Resources	263,180 a	13,751,155
Great Plains Energy	240,266 a	6,069,119

Hawaiian Electric Industries	170,553 a	4,219,481
IDACORP	91,733 a	2,734,561
MDU Resources Group	370,962 a	11,837,397
National Fuel Gas	164,824 a	8,206,587
Northeast Utilities	315,340	7,933,954
NSTAR	216,670 a	6,903,106
OGE Energy	186,551	6,103,949
ONEOK	211,515	9,619,702
PNM Resources	174,431 a	2,042,587
Puget Energy	263,100	7,245,774
SCANA	236,679	8,565,413
Sierra Pacific Resources	474,536	5,381,238
Vectren	163,975	4,788,070
Westar Energy	212,705 a	4,696,526
WGL Holdings	100,340 a	3,464,740
Wisconsin Energy	237,212	10,703,005
		166,289,450
Total Common Stocks
(cost $1,797,890,093)		2,107,243,313
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills
1.54%, 10/23/08	500,000 [c]	498,162
1.77%, 9/25/08	2,000,000 [c]	1,995,300
1.81%, 8/21/08	1,500,000 [c]	1,498,794
Total Short-Term Investments
(cost $3,991,308)		3,992,256

Other Investment--3.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $82,332,000)	82,332,000 [d]	82,332,000

Investment of Cash Collateral for
Securities Loaned--31.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $678,637,934)	678,637,934 [d]	678,637,934

Total Investments (cost $2,562,851,335)	131.5%	2,872,205,503
Liabilities, Less Cash and Receivables	(31.5%)	(688,673,992)
Net Assets	100.0%	2,183,531,511

a	All or a portion of these securities are on loan. At July 31, 2008, the total market value of the fund's securities on loan is $646,704,201 and the total market value of the collateral held by the fund is $678,637,934.

b	Non-income producing security.

c	All or partially held by a broker as collateral for open financial futures positions.

d	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,562,851,335.

Net unrealized appreciation on investments was $309,354,168 of which $559,746,042 related to appreciated investment securities and $250,391,874 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long
Standard & Poor's Midcap 400 E-mini	964	77,495,960	September 2008	(2,266,928)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)